Statement of Cash Flows (Audited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (1,310,498)	$ (1,581,164)	$ (2,926,210)	$ (4,778,541)
Adjustments to reconcile net loss to cash used in operating activities:
Amortization of intangible assets	62,844	51,546	104,344	69,022
Depreciation of fixed assets	126,512	123,320	247,156	161,284
Share based compensation and expense	174,064	204,755	297,004	1,760,545
Changes in assets and liabilities:
Accounts receivable	51,887	141,390	169,729	(237,294)
Inventory	31,329	(145,473)	(106,396)	(131,872)
Prepaid expenses	(4,129)	177,296	256,095	(412,254)
Security deposit			3,100	(43,970)
Accounts payable	49,853	(18,567)	11,477	62,560
Accrued interest	89,835	63,448	138,145	21,191
Accrued liabilities	193,548	218,114	431,700	349,906
Other current liabilities	(16,302)	51,891	2,926	(15,911)
Cash used in operating activities	(551,057)	(713,444)	(1,370,930)	(3,195,334)
Cash flows used in investing activities:
Purchase of fixed assets	(20,116)	(17,635)	(28,177)	(61,995)
Purchase of website				(3,360)
Acquisition of subsidiary, net of cash acquired	(139,153)	(153,641)	(153,641)
Acquisition of patents	(58,457)	(16,077)	(33,333)	(110,406)
Cash used in investing activities	(217,726)	(187,353)	(215,151)	(175,761)
Cash flows from financing activities:
Proceeds from issuance of Common stock, net	304,351	120,000	170,000	889,443
Net proceeds from issuance of Series B preferred				3,021,700
Purchase of shares into Treasury Stock		(1,033)	(1,033)
Net proceeds from issuance of Notes Payable	442,962	15,863	610,594	543,105
Repayment of Notes Payable	(28,236)	(26,528)	(51,193)	(280,822)
Cash provided by (used in) financing activities	719,077	108,302	(728,368)	4,173,426
Effect of exchange rate changes on cash	10,058	11,311	(33,307)	21,429
Net increase (decrease) in cash	(39,648)	(781,184)	(891,020)	823,760
Cash at beginning of period	59,821	950,841	950,841	127,081
Cash at end of period	20,173	169,657	59,821	950,841
Supplemental Disclosures of Cash Flow information:
Interest paid:		197	207	1,686
Taxes paid
Non-Cash Transactions:
Common stock issued on conversion of Preferred C shares	885,000	900,000
Acquisition of subsidiary, net of cash acquired
Trademarks and Tradenames		121,157	121,157
Patents		180,183	180,183
Internally Developed Software		363,472	363,472
Other Net Assets		(758)	(758)
Negative Goodwill on Acquisition		(66,394)	(66,394)
Total assets acquired		597,660	597,660
Warrants, options and common stock issued for acquisition of subsidiary		(287,000)	(287,000)
Deferred consideration payable	139,153	(155,330)	(161,530)
Foreign exchange difference on deferred consideration	0	(1,689)	4,511
Acquisition of newly acquired subsidiary, net of cash	$ 139,153	$ 153,641	$ 153,641